Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Registrant Name	MOOG Inc.
Entity Central Index Key	0000067887
Amendment Flag	false
Document Type	11-K
ESPP
Document Information [Line Items]
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Document Type	11-K